Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2020
13. Contingent liabilities and commitments
Contingent liabilities and commitments

13. Contingent liabilities and commitments

	As at	As at
	30.06.20	31.12.19
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	15,825	17,006
Performance guarantees, acceptances and endorsements	6,589	6,771
Total	22,414	23,777

Commitments
Documentary credits and other short-term trade related transactions	1,162	1,291
Standby facilities, credit lines and other commitments	264,376	268,736
Total	265,538	270,027

In addition to the above, Note 14, Legal, competition and regulatory matters details out further contingent liabilities where it is not practicable to disclose an estimate of the potential financial effect on Barclays Bank Group.